Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Government Grants Text Block Abstract
Schedule of government grants in the reported periods
	Year ended December 31,
	2022	2021	2020

Balance as of January 1,	1,168	802	519
Fair value of liability related to government grants received	-	345	237
Adjustment of the liability in respect of government grants in respect of value of time and exchange rate differentials	86	31	56
Royalties payable to the Innovations Authority	-	(10)	(10)
Balance as of December 31,	1,254	1,168	802

	December 31,
	2022	2021

Current liability	335	109
Non-current liability	919	1,059
Balance as of December 31,	1,254	1,168